COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
In addition, the Company leases motor vehicles under non-cancelable operating leases for, generally, 3 years. Future minimum commitments under these leases as of December 31, 2018, are as follows:

Year ended December 31,	Operating Leases

2019	$1,622
2020	1,521
2021	736
2022 and after	2,518

$6,397